                                Ropes & Gray LLP
                             One International Place
                        Boston, Massachusetts 02110-2624

January 11, 2006

VIA EDGAR
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

               Re: Schroder Series Trust (File Nos. 33-65632; 811-7840)

Ladies and Gentlemen:

     We are filing today, through EDGAR, under Rule 485(a)(2) of the Securities
Act of 1933 (the "1933 Act"), and Section 8(b) of the Investment Company Act of
1940, Post-Effective Amendment No. 26 (the "Amendment") to the Registration
Statement on Form N-1A of Schroder Series Trust (the "Trust"). The Amendment is
being filed to reflect the addition of Schroder Global Equity Yield Fund,
Schroder Global Opportunities Fund, Schroder Emerging Market Equity Fund, and
Schroder Strategic Bond Fund, each a series of the Trust, and to make certain changes to the description of Schroder U.S. Small and Mid Cap Opportunities
Fund, another series of the Trust.

     Please direct any questions concerning this filing to me at (617) 951-7819 or to my colleagues Timothy W. Diggins at (617) 951-7389 or Leigh Fraser at
(617) 951-7485. Thank you.

                                             Very truly yours,

                                             /s/ JESSICA O'MARY
                                             ---------------------------------
                                             Jessica O'Mary

Enclosure

Cc: Carin F. Muhlbaum, Esq.

    Mr. Alan M. Mandel

    Timothy W. Diggins, Esq.

    Leigh Fraser, Esq.

    Melissa Maguire, Esq.